Government grant advances and loans - Research Project Financing (Details)	1 Months Ended										3 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Feb. 28, 2022 EUR (€)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 EUR (€)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Dec. 31, 2016 USD ($) instalment	Jan. 31, 2016 USD ($) instalment	Oct. 31, 2014 USD ($)	Oct. 31, 2014 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 30, 2022 USD ($)	Dec. 30, 2022 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects																$ 7,600,000
Repayments of borrowings, classified as financing activities												$ 958,000		$ 469,000		241,000
Accrued interest												579,000,000		563,000		560,000
Disposals on Lease Liabilities												$ (577,000)		(993,000)
Government Grant
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects																167,000	€ 150,000
Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects																$ 238,000	€ 215,000
Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term									3 years	3 years	3 years					4 years	4 years
Number of installments | instalment							3
Reduction in debt carrying value							$ 115,000
Long-Term Research Project - October 2014 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate												1.53%
Long-Term Research Project - October 2014 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding											$ 8,988,000									€ 6,967,000
Long-Term Research Project - October 2014 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding											3,815,000									2,957,000
Long-Term Research Project - October 2014 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding											$ 5,173,000									€ 4,010,000
Proceeds received from long-term projects																$ 1,126,000	€ 992,000
Repayments of borrowings, classified as financing activities												$ 571,000	€ 540,000	$ 804,000	€ 675,000	$ 355,000	€ 300,000
Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Number of installments | instalment								4
Reduction in debt carrying value								$ 30,000
Proceeds received from long-term projects			$ 1,442,111	€ 1,214,000
Decrease in R&D expenses			$ 1,442,111	€ 1,214,000
Long-Term Research Project - January 2016 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate								1.17%													1.17%
Long-Term Research Project - January 2016 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding								$ 2,288,000										$ 316,000	€ 309,000		€ 2,095,000
Long-Term Research Project - January 2016 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding								729,000										$ 504,000	€ 473,000		668,000
Long-Term Research Project - January 2016 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding								$ 1,558,000													€ 1,427,000
Royalty Agreement Terms | Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term									10 years	10 years				3 years	3 years
Excess sales amount threshold														$ 396,000,000	€ 350,000,000
Period after termination date														3 years	3 years
Percentage of revenue from project														1.00%	1.00%
Maximum amount payable									$ 396,410,000	€ 350,000,000
Bottom of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate														1.80%
Top of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate												2.30%				2.30%
Entering into significant commitments or contingent liabilities | Long-Term Research Project - January 2016 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects					$ 405,000	€ 365,000
Government grant advances and loans | Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ (241,000)	€ 213,000